CASH AND CASH EQUIVALENTS (Details) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure of cash and cash equivalents [Line Items]
Total cash and cash equivalents		$ 22,336,838	$ 7,485.5		$ 22,193,004	$ 7,437.3		$ 22,284,977	$ 17,269,760
Domestic currency investments [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash		4,100,166			3,476,270
In the Colombian Central Bank		3,820,539			3,598,125
Demand deposits in banks and other financial entities		312,661			380,610
Clearing		1,733			2,435
Investments in debt securities maturing in under three months		28,603			41,064
Restricted cash	[2]	366,584			41
Total cash and cash equivalents		8,630,286			7,498,545
Foreign currency investments [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash		1,704,861			1,422,278
Demand deposits in banks and other financial entities		11,999,859			13,268,996
Restricted cash	[3]	1,832			3,185
Total cash and cash equivalents		$ 13,706,552			$ 14,694,459

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Grupo Aval has restricted cash related to the collection of tolls on concessions and banking reserve. The increase presented is mainly attributable to the business combination of Concesionaria Vial del Pacífico S.A.S. Ps. 89,491 and Concesionaria Nueva Vía al Mar S.A.S. Ps. 119,524 (Grupo Aval considers this acquisition non-significant ) and restricted cash related to unpaid pension balances at Industrial Lehner Ps. 67,777.
[3]	Grupo Aval has restricted cash related to deposits in guarantee for Banco Corficolombiana Panama S.A and Gas Comprimido del Peru S.A.